OLD MUTUAL FUNDS II

Supplement dated April 25, 2008

This Supplement updates certain information contained in the currently effective Class A and Class C shares Prospectus of Old Mutual Funds II (the “Trust”) dated June 4, 2007, as supplemented. You should retain your Prospectus and any supplements for future reference. You may obtain an additional copy of the Prospectus, as supplemented, free of charge, by calling 888-772-2888 or via the Internet at oldmutualfunds.com.

Reclassification of Shares of Old Mutual Large Cap Growth Fund

Effective following the close of business on April 25, 2008, Class A and Class C shares of the Old Mutual Large Cap Growth Fund will be reclassified as Class A and Class C shares, respectively, of the Old Mutual Large Cap Growth Concentrated Fund. All references to Old Mutual Large Cap Growth Fund within the Prospectus are deleted, effective as of the close of business on April 25, 2008.

Reclassification of Shares of Old Mutual Large Cap Fund

Effective following the close of business on April 25, 2008, Class A and Class C shares of the Old Mutual Large Cap Fund will be reclassified as Class A and Class C shares, respectively, of the Old Mutual Focused Fund. All references to Old Mutual Large Cap Fund within the Prospectus are deleted, effective as of the close of business on April 25, 2008.

Name Change of Old Mutual Large Cap Growth Concentrated Fund

Effective April 29, 2008, Old Mutual Large Cap Growth Concentrated Fund is renamed “Old Mutual Large Cap Growth Fund.” All references to Old Mutual Large Cap Growth Concentrated Fund in the Prospectus shall be changed to Old Mutual Large Cap Growth Fund as of the effective date.

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Distributor: Old Mutual Investment Partners

R-08-269 04/2008

OLD MUTUAL FUNDS II

Supplement dated April 25, 2008

This Supplement updates certain information contained in the currently effective Class Z and Institutional Class shares Prospectus of Old Mutual Funds II (the “Trust”) dated June 4, 2007, as supplemented. You should retain your Prospectus and any supplements for future reference. You may obtain an additional copy of the Prospectus, as supplemented, free of charge, by calling 888-772-2888 or via the Internet at oldmutualfunds.com.

Reclassification of Shares of Old Mutual Large Cap Growth Fund

Effective following the close of business on April 25, 2008, Class Z and Institutional Class shares of the Old Mutual Large Cap Growth Fund will be reclassified as Class Z and Institutional Class shares, respectively, of the Old Mutual Large Cap Growth Concentrated Fund. All references to Old Mutual Large Cap Growth Fund within the Prospectus are deleted, effective as of the close of business on April 25, 2008.

Reclassification of Shares of Old Mutual Large Cap Fund

Effective following the close of business on April 25, 2008, Class Z and Institutional Class shares of the Old Mutual Large Cap Fund will be reclassified as Class Z and Institutional Class shares, respectively, of the Old Mutual Focused Fund. All references to Old Mutual Large Cap Fund within the Prospectus are deleted, effective as of the close of business on April 25, 2008.

Name Change of Old Mutual Large Cap Growth Concentrated Fund

Effective April 29, 2008, Old Mutual Large Cap Growth Concentrated Fund is renamed “Old Mutual Large Cap Growth Fund.” All references to Old Mutual Large Cap Growth Concentrated Fund in the Prospectus shall be changed to Old Mutual Large Cap Growth Fund as of the effective date.

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Distributor: Old Mutual Investment Partners

R-08-270 04/2008

OLD MUTUAL FUNDS II

Supplement Dated April 25, 2008

This Supplement updates certain information contained in the currently effective Class A, Class C, Class Z, and Institutional Class shares Statement of Additional Information (the “SAI”) of Old Mutual Funds II (the “Trust”) dated June 4, 2007, as supplemented. You should retain your SAI and current supplements for future reference. You may obtain an additional copy of the SAI and all current supplements, free of charge, by calling 888-772-2888 or via the Internet at oldmutualfunds.com.

Reclassification of Shares of Old Mutual Large Cap Growth Fund

Effective following the close of business on April 25, 2008, Class A, Class C, Class Z and Institutional Class shares of the Old Mutual Large Cap Growth Fund will be reclassified as Class A, Class C, Class Z and Institutional Class shares, respectively, of the Old Mutual Large Cap Growth Concentrated Fund. All references to Old Mutual Large Cap Growth Fund within the SAI are deleted, effective as of the close of business on April 25, 2008.

Reclassification of Shares of Old Mutual Large Cap Fund

Effective following the close of business on April 25, 2008, Class A, Class C, Class Z and Institutional Class shares of the Old Mutual Large Cap Fund will be reclassified as Class A, Class C, Class Z and Institutional Class shares, respectively, of the Old Mutual Focused Fund. All references to Old Mutual Large Cap Fund within the SAI are deleted, effective as of the close of business on April 25, 2008.

Name Change of Old Mutual Large Cap Growth Concentrated Fund

Effective April 29, 2008, Old Mutual Large Cap Growth Concentrated Fund is renamed “Old Mutual Large Cap Growth Fund.” All references to Old Mutual Large Cap Growth Concentrated Fund in the SAI shall be changed to Old Mutual Large Cap Growth Fund as of the effective date.

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Distributor: Old Mutual Investment Partners

R-08-271 04/2008